Annual Total Returns (Vanguard Tax-Managed International Fund - ETF Shares ETF) (Vanguard Tax-Managed International Fund, Vanguard Tax-Managed International Fund - ETF Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Annual Total Return
2012	18.60%
2011	(12.57%)
2010	8.47%
2009	28.34%
2008	(41.25%)